Schedule of lease liabilities (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Current	$ 305,946	$ 327,810
Non-current	194,362	173,725
Present value of lease liabilities	$ 500,308	$ 501,535